LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
NOTE 7 - LEASES

The table below presents the effects on the amounts relating to the Company’s total lease cost:

Year ended December 31, 2019
Operating lease cost	$3,421
Short-term lease cost	994
Total lease cost	$4,415

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$2,901

Right-of-use assets obtained in exchange for new operating lease liabilities	$541

Weighted-average remaining lease term - operating leases	4.1 years

Weighted-average discount rate - operating leases	5.0%

Supplemental balance sheet information related to operating leases was as follows:

December 31, 2019
Operating lease ROU assets	$10,367

Other current liabilities	$2,725
Operating lease liabilities	7,562
Total operating lease liabilities	$10,287

Maturities of operating lease liabilities as of December 31, 2019 were as follows:

Year ending December 31,
2020	$3,100
2021	2,063
2022	1,660
2023	1,610
2024	1,329
Thereafter	2,121
Total future minimum lease payments	11,883
Less: imputed interest	1,596
Total	$10,287